Schedule of Amortization Expense of Intangible Assets (Details) - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Balance Sheet Details
2023 – the remainder of the fiscal year	$ 52,412
2024	69,882	$ 69,882
2025	69,882	69,882
2026	69,882	69,882
2027	69,882	69,882
2027		69,882
Thereafter		29,119
Total	361,059	$ 378,529	$ 448,412
Thereafter	$ 29,119